UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wooster Capital Management, LP
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Address:   650 Madison Ave, Floor 17
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           New York, NY 10022
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Form 13F File Number:      028-11124
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Steinhardt
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Title:     Managing Partner
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Phone:     212-610-2101
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Signature, Place, and Date of Signing:

         /s/ David Steinhardt         New York, NY        8/14/09
       ------------------------  ----------------------  ----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        11
                                               -------------

Form 13F Information Table Value Total:        20,151
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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

------------------------------- ---------- --------- --------- --------  ---- ----  ----------  --------  --------- ------ ------
                                                                                                              VOTING AUTHORITY
                                                                                                           ----------------------
                 NAME OF           TITLE               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
                 ISSUER          OF CLASS    CUSIP   (X $1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------- ---------- --------- --------- --------  ---- ----  ----------  --------  --------- ------ ------

ABBOTT LABS                         COM    002824100    2,352    50,000   SH           SOLE                 50,000
AMERICAN AXLE & MFG HOLDINGS IN     COM    024061103      516   150,000   SH           SOLE                150,000
BRISTOL MYERS SQUIBB CO             COM    110122108    1,016    50,000   SH           SOLE                 50,000
CAL DIVE INTL INC DEL               COM    12802T101    2,589   300,000   SH           SOLE                300,000
FBR CAPITAL MARKETS CORP            COM    30247C301    2,350   500,000   SH           SOLE                500,000
FTI CONSULTING INC                  COM    302941109    2,536    50,000   SH           SOLE                 50,000
GOODYEAR TIRE & RUBR CO             COM    382550101    1,126   100,000   SH           SOLE                100,000
GRANITE CONSTR INC                  COM    387328107    1,997    60,000   SH           SOLE                 60,000
MCMORAN EXPLORATION CO              COM    582411104    1,192   200,000   SH           SOLE                200,000
VERTEX PHARMACEUTICALS INC          COM    92532F100      899    25,000   SH           SOLE                 25,000
EVEREST RE GROUP LTD                COM    G3223R108    3,578    50,000   SH           SOLE                 50,000

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